Schedule of Account Payable and Accrued Expenses (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Payables and Accruals [Abstract]
Trade accounts payable	$ 6,689,344	$ 5,069,616	$ 2,609,212
Accrued marketing	2,304,264	2,388,987	1,582,470
Accrued payroll and benefits	937,528	833,322	1,093,263
Accrued gaming liabilities	540,621	446,626	758,536
Accrued professional fees	78,855	555,967	704,748
Accrued jackpot liabilities	317,894	297,970	432,504
Accrued interest	1,018,327
Accrued other liabilities	2,512,535	2,751,564	988,082
Accrued legal settlement (Note 13)			289,874
Total	$ 14,399,368	$ 12,344,052	$ 8,458,689